UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® SAI Small-Mid Cap 500 Index Fund

October 31, 2015

1.9867678.100
SV3-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 1.2%
Gentex Corp.	31,990	$524,316
Lear Corp.	8,455	1,057,382
The Goodyear Tire & Rubber Co.	29,349	963,821
Visteon Corp. (a)	4,396	479,472
		3,024,991
Automobiles - 0.1%
Thor Industries, Inc.	4,955	267,966
Distributors - 0.4%
LKQ Corp. (a)	33,077	979,410
Diversified Consumer Services - 0.5%
Graham Holdings Co.	379	209,386
Service Corp. International	21,974	620,985
ServiceMaster Global Holdings, Inc. (a)	11,172	398,282
		1,228,653
Hotels, Restaurants & Leisure - 1.5%
ARAMARK Holdings Corp.	21,019	637,927
Brinker International, Inc.	6,648	302,550
Choice Hotels International, Inc.	3,839	200,818
Domino's Pizza, Inc.	6,002	640,233
Dunkin' Brands Group, Inc.	10,465	433,356
Extended Stay America, Inc. unit	6,493	124,666
International Game Technology PLC	10,193	165,330
Panera Bread Co. Class A (a)	2,753	488,300
Six Flags Entertainment Corp.	7,818	406,849
Wendy's Co.	22,200	203,352
		3,603,381
Household Durables - 3.2%
D.R. Horton, Inc.	35,695	1,050,861
GoPro, Inc. Class A (a)	9,703	242,575
Harman International Industries, Inc.	7,737	850,761
Jarden Corp. (a)	22,950	1,028,160
Leggett & Platt, Inc.	14,982	674,639
Lennar Corp.:
Class A	18,910	946,824
Class B	1,044	43,263
NVR, Inc. (a)	442	723,890
PulteGroup, Inc.	39,647	726,730
Tempur Sealy International, Inc. (a)	6,636	516,546
Toll Brothers, Inc. (a)	19,097	686,919
Tupperware Brands Corp.	5,420	319,075
		7,810,243
Internet & Catalog Retail - 0.4%
Groupon, Inc. Class A (a)	53,852	199,791
Liberty Interactive Corp. (Venture Group) Series A (a)	15,410	671,414
		871,205
Leisure Products - 0.7%
Brunswick Corp.	10,080	542,405
Polaris Industries, Inc.	7,227	811,881
Vista Outdoor, Inc. (a)	6,945	310,580
		1,664,866
Media - 2.9%
AMC Networks, Inc. Class A (a)	6,514	481,319
Cable One, Inc.	379	164,274
Cablevision Systems Corp. - NY Group Class A	22,021	717,664
Cinemark Holdings, Inc.	12,600	446,544
Clear Channel Outdoor Holding, Inc. Class A (a)	3,882	29,037
Gannett Co., Inc.	12,334	195,124
Interpublic Group of Companies, Inc.	44,902	1,029,603
John Wiley & Sons, Inc. Class A	5,035	263,482
Liberty Broadband Corp.:
Class A (a)	2,841	155,005
Class C (a)	7,209	387,628
Lions Gate Entertainment Corp.	10,320	402,170
Live Nation Entertainment, Inc. (a)	15,835	431,979
Morningstar, Inc.	2,065	169,557
MSG Network, Inc. Class A (a)	6,685	137,176
Regal Entertainment Group Class A	8,962	173,684
Starz Series A (a)	9,379	314,290
Tegna, Inc.	24,668	667,023
The Madison Square Garden Co. (a)	2,228	397,698
Tribune Media Co. Class A	8,768	353,613
		6,916,870
Multiline Retail - 0.2%
Dillard's, Inc. Class A	2,442	218,510
JC Penney Corp., Inc. (a)	33,178	304,242
Sears Holdings Corp. (a)	1,424	33,279
		556,031
Specialty Retail - 3.1%
Aarons, Inc. Class A	7,048	173,874
AutoNation, Inc. (a)	7,922	500,591
Cabela's, Inc. Class A (a)	5,491	215,082
CST Brands, Inc.	8,358	300,303
Dick's Sporting Goods, Inc.	10,004	445,678
DSW, Inc. Class A	7,974	198,872
Foot Locker, Inc.	15,207	1,030,274
GameStop Corp. Class A	11,653	536,854
GNC Holdings, Inc.	9,417	280,156
Michaels Companies, Inc. (a)	6,786	158,657
Murphy U.S.A., Inc. (a)	4,922	302,063
Office Depot, Inc. (a)	59,524	453,573
Penske Automotive Group, Inc.	4,629	226,080
Sally Beauty Holdings, Inc. (a)	17,146	403,102
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	6,986	1,215,285
Urban Outfitters, Inc. (a)	10,016	286,458
Williams-Sonoma, Inc.	9,965	734,919
		7,461,821
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	5,713	519,197
Fossil Group, Inc. (a)	4,577	249,035
Kate Spade & Co. (a)	13,881	249,442
lululemon athletica, Inc. (a)	12,130	596,432
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,347	416,426
		2,030,532

TOTAL CONSUMER DISCRETIONARY		36,415,969

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.5%
Rite Aid Corp. (a)	107,524	847,289
Sprouts Farmers Market LLC (a)	16,672	339,775
		1,187,064
Food Products - 1.4%
Blue Buffalo Pet Products, Inc. (a)	4,214	75,599
Flowers Foods, Inc.	18,924	510,948
Ingredion, Inc.	7,751	736,810
Pilgrim's Pride Corp.	6,914	131,297
Pinnacle Foods, Inc.	12,674	558,670
The Hain Celestial Group, Inc. (a)	11,156	556,127
WhiteWave Foods Co. (a)	19,042	780,341
		3,349,792
Household Products - 0.2%
Energizer Holdings, Inc.	6,762	289,616
Spectrum Brands Holdings, Inc.	2,748	263,396
		553,012
Personal Products - 0.7%
Avon Products, Inc.	47,310	190,659
Coty, Inc. Class A	9,045	261,853
Edgewell Personal Care Co. (a)	6,762	572,809
Herbalife Ltd. (a)	7,964	446,303
Nu Skin Enterprises, Inc. Class A	6,375	243,589
		1,715,213

TOTAL CONSUMER STAPLES		6,805,081

ENERGY - 3.8%
Energy Equipment & Services - 1.3%
Diamond Offshore Drilling, Inc.	6,982	138,802
Dril-Quip, Inc. (a)	4,235	260,707
Ensco PLC Class A	25,476	423,666
Frank's International NV	3,717	63,784
Nabors Industries Ltd.	35,922	360,657
Noble Corp.	26,311	354,409
Oceaneering International, Inc.	10,737	451,169
Patterson-UTI Energy, Inc.	15,964	237,704
Rowan Companies PLC	13,566	266,979
RPC, Inc.	6,179	68,154
Seadrill Ltd. (a)	40,631	262,883
Superior Energy Services, Inc.	16,304	230,865
		3,119,779
Oil, Gas & Consumable Fuels - 2.5%
California Resources Corp.	34,191	138,132
Cobalt International Energy, Inc. (a)	39,872	305,818
CONSOL Energy, Inc.	24,777	165,015
CVR Energy, Inc.	1,700	75,582
Denbury Resources, Inc.	38,812	137,394
Diamondback Energy, Inc.	7,237	534,380
Energen Corp.	8,567	498,171
EP Energy Corp. (a)	3,658	20,156
Golar LNG Ltd.	9,777	283,631
Gulfport Energy Corp. (a)	11,761	358,358
Kosmos Energy Ltd. (a)	17,143	116,915
Laredo Petroleum, Inc. (a)	13,337	153,109
Memorial Resource Development Corp. (a)	9,663	170,938
Newfield Exploration Co. (a)	17,703	711,484
PBF Energy, Inc. Class A	10,514	357,476
QEP Resources, Inc.	19,210	296,987
Rice Energy, Inc. (a)	7,927	120,966
SM Energy Co.	7,336	244,656
Targa Resources Corp.	6,092	348,158
Teekay Corp.	5,063	162,674
Whiting Petroleum Corp. (a)	22,196	382,437
World Fuel Services Corp.	7,849	348,967
WPX Energy, Inc. (a)	25,424	174,409
		6,105,813

TOTAL ENERGY		9,225,592

FINANCIALS - 24.8%
Banks - 4.0%
Associated Banc-Corp.	16,585	320,754
Bank of Hawaii Corp.	4,743	310,572
BankUnited, Inc.	11,245	418,089
BOK Financial Corp.	3,058	205,436
Commerce Bancshares, Inc.	8,955	407,900
Cullen/Frost Bankers, Inc.	5,894	403,385
East West Bancorp, Inc.	15,642	631,780
First Horizon National Corp.	25,390	360,030
First Niagara Financial Group, Inc.	38,609	399,603
First Republic Bank	15,468	1,010,215
Huntington Bancshares, Inc.	87,918	964,460
PacWest Bancorp	12,176	548,407
Peoples United Financial, Inc.	33,612	536,111
Popular, Inc.	11,254	332,781
Signature Bank (a)	5,510	820,549
SVB Financial Group (a)	5,572	680,174
Synovus Financial Corp.	14,484	458,129
TCF Financial Corp.	18,368	282,684
Zions Bancorporation	22,097	635,731
		9,726,790
Capital Markets - 2.3%
Artisan Partners Asset Management, Inc.	3,843	146,995
E*TRADE Financial Corp. (a)	31,525	898,778
Eaton Vance Corp. (non-vtg.)	12,812	462,641
Federated Investors, Inc. Class B (non-vtg.)	10,192	313,200
Lazard Ltd. Class A	13,702	634,677
Legg Mason, Inc.	10,621	475,290
LPL Financial	8,965	381,909
NorthStar Asset Management Group, Inc.	21,078	308,371
Raymond James Financial, Inc.	13,893	765,643
SEI Investments Co.	15,148	784,969
Waddell & Reed Financial, Inc. Class A	9,164	338,518
		5,510,991
Consumer Finance - 0.4%
Credit Acceptance Corp. (a)	920	173,963
LendingClub Corp.	7,259	102,933
SLM Corp. (a)	46,288	326,793
Springleaf Holdings, Inc. (a)	5,667	265,839
		869,528
Diversified Financial Services - 0.9%
CBOE Holdings, Inc.	9,077	608,522
MSCI, Inc. Class A	12,225	819,075
The NASDAQ OMX Group, Inc.	12,588	728,719
		2,156,316
Insurance - 5.9%
Alleghany Corp. (a)	1,740	863,510
Allied World Assurance Co. Holdings AG	10,378	377,344
American Financial Group, Inc.	7,499	541,353
American National Insurance Co.	777	80,249
AmTrust Financial Services, Inc.	4,173	284,682
Arch Capital Group Ltd. (a)	13,487	1,010,041
Arthur J. Gallagher & Co.	18,263	798,641
Aspen Insurance Holdings Ltd.	6,700	325,687
Assurant, Inc.	7,385	602,099
Assured Guaranty Ltd.	16,409	450,263
Axis Capital Holdings Ltd.	10,975	592,650
Brown & Brown, Inc.	12,598	406,537
Endurance Specialty Holdings Ltd.	6,767	427,201
Erie Indemnity Co. Class A	2,640	230,894
Everest Re Group Ltd.	4,831	859,773
Genworth Financial, Inc. Class A (a)	54,085	253,118
Hanover Insurance Group, Inc.	4,808	405,074
Mercury General Corp.	2,933	158,411
Old Republic International Corp.	28,398	512,300
PartnerRe Ltd.	5,191	721,549
ProAssurance Corp.	5,982	316,807
Reinsurance Group of America, Inc.	7,198	649,548
RenaissanceRe Holdings Ltd.	5,008	549,027
StanCorp Financial Group, Inc.	4,590	526,565
Torchmark Corp.	13,713	795,491
Validus Holdings Ltd.	9,197	407,427
W.R. Berkley Corp.	10,573	590,291
White Mountains Insurance Group Ltd.	652	515,080
		14,251,612
Real Estate Investment Trusts - 10.3%
Alexandria Real Estate Equities, Inc.	7,833	702,933
American Campus Communities, Inc.	12,211	495,400
American Homes 4 Rent Class A	18,016	297,264
Apartment Investment & Management Co. Class A	16,993	665,956
Apple Hospitality (REIT), Inc.	19,075	376,159
BioMed Realty Trust, Inc.	22,135	518,180
Brandywine Realty Trust (SBI)	19,558	264,033
Brixmor Property Group, Inc.	18,815	482,040
Camden Property Trust (SBI)	9,443	696,799
CBL & Associates Properties, Inc.	18,158	264,744
Chimera Investment Corp.	22,355	314,758
Columbia Property Trust, Inc.	13,601	337,849
Communications Sales & Leasing, Inc.	13,118	263,541
Corporate Office Properties Trust (SBI)	10,280	236,440
Corrections Corp. of America	12,725	362,663
DDR Corp.	32,934	553,291
Douglas Emmett, Inc.	15,861	484,554
Duke Realty LP	37,520	776,664
Empire State Realty Trust, Inc.	12,114	215,871
Equity Commonwealth (a)	14,106	404,983
Equity Lifestyle Properties, Inc.	9,160	553,997
Extra Space Storage, Inc.	13,351	1,057,933
Federal Realty Investment Trust (SBI)	7,468	1,071,583
Gaming & Leisure Properties	9,593	279,828
Healthcare Trust of America, Inc.	13,614	358,184
Hospitality Properties Trust (SBI)	16,306	437,653
Iron Mountain, Inc.	22,895	701,503
Kilroy Realty Corp.	9,575	630,418
Lamar Advertising Co. Class A	8,806	496,923
Liberty Property Trust (SBI)	16,251	552,859
MFA Financial, Inc.	40,276	278,710
Mid-America Apartment Communities, Inc.	8,193	697,962
National Retail Properties, Inc.	14,572	553,736
NorthStar Realty Finance Corp.	39,674	476,485
Omega Healthcare Investors, Inc.	19,869	685,878
Outfront Media, Inc.	14,941	352,757
Paramount Group, Inc.	19,419	345,076
Piedmont Office Realty Trust, Inc. Class A	16,788	325,351
Plum Creek Timber Co., Inc.	19,097	778,012
Post Properties, Inc.	5,936	354,617
Rayonier, Inc.	13,795	312,457
Regency Centers Corp.	10,257	697,066
Retail Properties America, Inc.	25,791	386,091
Senior Housing Properties Trust (SBI)	25,555	388,180
Spirit Realty Capital, Inc.	48,002	488,660
Starwood Property Trust, Inc.	25,893	520,190
Tanger Factory Outlet Centers, Inc.	10,421	364,214
Taubman Centers, Inc.	6,721	517,383
Two Harbors Investment Corp.	39,861	337,224
Weingarten Realty Investors (SBI)	13,473	481,794
WP Carey, Inc.	11,343	718,806
WP Glimcher, Inc.	20,148	234,120
		25,149,772
Real Estate Management & Development - 1.0%
Forest City Enterprises, Inc. Class A (a)	23,749	524,853
Howard Hughes Corp. (a)	4,318	533,618
Jones Lang LaSalle, Inc.	4,878	813,211
Realogy Holdings Corp. (a)	15,933	622,980
		2,494,662
Thrifts & Mortgage Finance - 0.0%
TFS Financial Corp.	7,176	126,011

TOTAL FINANCIALS		60,285,682

HEALTH CARE - 9.5%
Biotechnology - 1.9%
Agios Pharmaceuticals, Inc. (a)	2,810	204,737
Alkermes PLC (a)	16,162	1,162,371
bluebird bio, Inc. (a)	3,890	300,036
Intercept Pharmaceuticals, Inc. (a)	1,734	272,585
Intrexon Corp. (a)	5,012	168,403
Isis Pharmaceuticals, Inc. (a)	13,017	626,769
Juno Therapeutics, Inc.	1,282	66,356
Opko Health, Inc. (a)	32,907	310,971
Puma Biotechnology, Inc. (a)	2,720	224,182
Seattle Genetics, Inc. (a)	11,469	475,849
United Therapeutics Corp. (a)	5,026	736,962
		4,549,221
Health Care Equipment & Supplies - 3.1%
Alere, Inc. (a)	9,257	426,933
Align Technology, Inc. (a)	8,781	574,804
DENTSPLY International, Inc.	15,203	925,103
DexCom, Inc. (a)	8,623	718,468
Hill-Rom Holdings, Inc.	6,161	324,623
Hologic, Inc. (a)	26,737	1,039,000
IDEXX Laboratories, Inc. (a)	10,177	698,346
ResMed, Inc.	15,324	882,816
Sirona Dental Systems, Inc. (a)	6,041	659,254
Teleflex, Inc.	4,516	600,628
The Cooper Companies, Inc.	5,251	800,042
		7,650,017
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	5,620	345,124
Brookdale Senior Living, Inc. (a)	20,023	418,681
Centene Corp. (a)	12,931	769,136
Community Health Systems, Inc. (a)	12,835	359,893
Envision Healthcare Holdings, Inc. (a)	20,186	569,245
Health Net, Inc. (a)	8,388	539,013
LifePoint Hospitals, Inc. (a)	4,818	331,864
MEDNAX, Inc. (a)	10,170	716,680
Patterson Companies, Inc.	9,363	443,806
Premier, Inc. (a)	4,073	137,708
Tenet Healthcare Corp. (a)	10,789	338,451
VCA, Inc. (a)	8,934	489,315
		5,458,916
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	19,666	276,504
athenahealth, Inc. (a)	4,192	639,070
Inovalon Holdings, Inc. Class A	2,727	62,857
Veeva Systems, Inc. Class A (a)	7,722	195,907
		1,174,338
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc. Class A (a)	2,246	313,272
Bio-Techne Corp.	4,040	356,328
Bruker Corp. (a)	12,073	221,781
Charles River Laboratories International, Inc. (a)	5,150	335,986
Mettler-Toledo International, Inc. (a)	3,041	945,721
PerkinElmer, Inc.	12,308	635,585
QIAGEN NV (a)	25,230	609,809
Quintiles Transnational Holdings, Inc. (a)	8,610	548,027
VWR Corp.	3,188	87,702
		4,054,211
Pharmaceuticals - 0.1%
Akorn, Inc. (a)	8,524	227,932

TOTAL HEALTH CARE		23,114,635

INDUSTRIALS - 16.5%
Aerospace & Defense - 1.5%
BE Aerospace, Inc.	11,544	541,991
BWX Technologies, Inc.	11,634	329,242
Hexcel Corp.	10,479	485,387
Huntington Ingalls Industries, Inc.	5,289	634,363
Orbital ATK, Inc.	6,580	563,380
Spirit AeroSystems Holdings, Inc. Class A (a)	15,400	812,196
Triumph Group, Inc.	5,358	249,576
		3,616,135
Airlines - 1.0%
Alaska Air Group, Inc.	14,096	1,074,820
Copa Holdings SA Class A	3,579	180,811
JetBlue Airways Corp. (a)	34,064	846,150
Spirit Airlines, Inc. (a)	7,936	294,584
		2,396,365
Building Products - 1.6%
A.O. Smith Corp.	8,072	620,091
Allegion PLC	10,404	678,029
Armstrong World Industries, Inc. (a)	4,258	211,282
Fortune Brands Home & Security, Inc.	17,335	907,141
Lennox International, Inc.	4,399	584,231
Owens Corning	12,831	584,195
USG Corp. (a)	9,963	234,828
		3,819,797
Commercial Services & Supplies - 2.0%
ADT Corp.	18,627	615,436
Cintas Corp.	9,790	911,351
Clean Harbors, Inc. (a)	6,379	296,560
Copart, Inc. (a)	13,069	473,228
Covanta Holding Corp.	12,444	208,561
KAR Auction Services, Inc.	15,415	591,936
Pitney Bowes, Inc.	21,931	452,875
R.R. Donnelley & Sons Co.	22,683	382,662
Rollins, Inc.	10,323	276,863
Waste Connections, Inc.	13,469	733,791
		4,943,263
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	16,352	481,893
Chicago Bridge & Iron Co. NV	10,652	477,955
Jacobs Engineering Group, Inc. (a)	13,656	548,152
KBR, Inc.	15,686	289,250
Quanta Services, Inc. (a)	22,236	447,166
		2,244,416
Electrical Equipment - 0.9%
Acuity Brands, Inc.	4,723	1,032,448
Babcock & Wilcox Enterprises, Inc. (a)	5,817	98,773
Hubbell, Inc. Class B	6,291	609,283
Regal Beloit Corp.	4,872	310,785
SolarCity Corp. (a)	6,432	190,709
		2,241,998
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	7,077	615,699
Machinery - 4.7%
AGCO Corp.	8,248	399,121
Allison Transmission Holdings, Inc.	19,537	560,712
Colfax Corp. (a)	10,920	294,403
Crane Co.	5,232	275,412
Donaldson Co., Inc.	14,848	448,410
Graco, Inc.	6,381	468,365
IDEX Corp.	8,475	650,541
ITT Corp.	9,699	383,886
Joy Global, Inc.	10,543	181,129
Kennametal, Inc.	8,620	242,394
Lincoln Electric Holdings, Inc.	8,219	491,578
Manitowoc Co., Inc.	14,804	226,501
Middleby Corp. (a)	6,234	729,004
Nordson Corp.	6,615	471,253
Oshkosh Corp.	8,504	349,429
Snap-On, Inc.	6,317	1,047,927
SPX Corp.	4,411	54,035
SPX Flow, Inc. (a)	4,441	150,550
Terex Corp.	11,428	229,246
Timken Co.	8,448	266,957
Toro Co.	6,053	455,609
Trinity Industries, Inc.	16,848	456,075
Valmont Industries, Inc.	2,561	277,715
WABCO Holdings, Inc. (a)	5,934	665,973
Wabtec Corp.	10,506	870,632
Xylem, Inc.	19,722	718,078
		11,364,935
Marine - 0.2%
Kirby Corp. (a)	6,066	396,049
Professional Services - 1.2%
Dun & Bradstreet Corp.	3,918	446,143
Manpower, Inc.	8,506	780,681
Robert Half International, Inc.	14,688	773,470
Towers Watson & Co.	7,538	931,395
TransUnion Holding Co., Inc.	3,520	90,499
		3,022,188
Road & Rail - 1.0%
AMERCO	794	322,610
Avis Budget Group, Inc. (a)	11,507	574,660
Genesee & Wyoming, Inc. Class A (a)	5,771	387,234
Landstar System, Inc.	4,829	304,420
Old Dominion Freight Lines, Inc. (a)	7,589	470,063
Ryder System, Inc.	5,797	416,109
		2,475,096
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	11,154	376,001
GATX Corp.	4,774	222,946
HD Supply Holdings, Inc. (a)	18,535	552,158
MSC Industrial Direct Co., Inc. Class A	5,176	324,898
Now, Inc. (a)	11,654	192,408
Watsco, Inc.	2,831	348,298
WESCO International, Inc. (a)	4,808	235,255
		2,251,964
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Co. LLC	7,515	597,818

TOTAL INDUSTRIALS		39,985,723

INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	3,666	236,494
Arris Group, Inc. (a)	14,790	417,965
Brocade Communications Systems, Inc.	45,440	473,485
CommScope Holding Co., Inc. (a)	11,443	371,096
EchoStar Holding Corp. Class A (a)	4,779	214,243
Lumentum Holdings, Inc. (a)	5,092	73,019
Viavi Solutions, Inc. (a)	25,461	151,493
		1,937,795
Electronic Equipment & Components - 2.6%
Arrow Electronics, Inc. (a)	10,404	572,116
Avnet, Inc.	14,769	670,956
CDW Corp.	14,341	640,899
Cognex Corp.	9,474	356,222
Dolby Laboratories, Inc. Class A	5,393	186,975
Fitbit, Inc.	4,553	184,579
FLIR Systems, Inc.	15,237	406,371
Ingram Micro, Inc. Class A	16,992	506,022
IPG Photonics Corp. (a)	3,757	310,403
Jabil Circuit, Inc.	21,069	484,166
Keysight Technologies, Inc. (a)	18,377	607,911
National Instruments Corp.	12,225	372,496
Trimble Navigation Ltd. (a)	28,213	641,846
Zebra Technologies Corp. Class A (a)	5,624	432,486
		6,373,448
Internet Software & Services - 1.2%
CoStar Group, Inc. (a)	3,524	715,619
GoDaddy, Inc. (a)	2,538	69,744
HomeAway, Inc. (a)	10,322	325,762
IAC/InterActiveCorp	7,990	535,410
Pandora Media, Inc. (a)	22,991	264,626
Rackspace Hosting, Inc. (a)	13,390	346,132
Yelp, Inc. (a)	7,031	156,440
Zillow Group, Inc. (a)	4,784	147,395
Zillow Group, Inc. Class C (a)	9,561	264,744
		2,825,872
IT Services - 3.5%
Black Knight Financial Services, Inc. Class A	2,226	80,203
Booz Allen Hamilton Holding Corp. Class A	11,059	325,798
Broadridge Financial Solutions, Inc.	13,035	776,625
CoreLogic, Inc. (a)	9,809	382,355
DST Systems, Inc.	3,990	487,379
Gartner, Inc. Class A (a)	9,028	818,569
Genpact Ltd. (a)	17,298	428,644
Global Payments, Inc.	7,227	985,835
Jack Henry & Associates, Inc.	8,892	687,707
Leidos Holdings, Inc.	7,255	381,395
Sabre Corp.	12,357	362,307
Teradata Corp. (a)	15,441	434,047
Total System Services, Inc.	17,967	942,369
Vantiv, Inc. (a)	15,589	781,788
VeriFone Systems, Inc. (a)	12,368	372,772
WEX, Inc. (a)	4,203	377,892
		8,625,685
Semiconductors & Semiconductor Equipment - 1.3%
Atmel Corp.	45,385	344,926
Cree, Inc. (a)	11,205	282,254
Cypress Semiconductor Corp.	36,091	380,399
First Solar, Inc. (a)	8,214	468,773
Marvell Technology Group Ltd.	49,260	404,425
ON Semiconductor Corp. (a)	46,671	513,381
SunEdison, Inc. (a)	29,624	216,255
SunPower Corp. (a)	5,946	159,591
Teradyne, Inc.	23,329	455,382
		3,225,386
Software - 3.8%
ANSYS, Inc. (a)	9,762	930,416
Cadence Design Systems, Inc. (a)	31,825	707,152
FactSet Research Systems, Inc.	4,542	795,395
FireEye, Inc. (a)	15,001	392,276
Fortinet, Inc. (a)	15,529	533,576
King Digital Entertainment PLC	8,741	130,765
NetSuite, Inc. (a)	4,344	369,544
Nuance Communications, Inc. (a)	27,520	467,014
Parametric Technology Corp. (a)	12,503	443,106
SolarWinds, Inc. (a)	6,812	395,300
Solera Holdings, Inc.	7,298	398,909
Splunk, Inc. (a)	13,626	765,236
SS&C Technologies Holdings, Inc.	8,839	655,412
Synopsys, Inc. (a)	16,864	842,863
Tableau Software, Inc. (a)	5,388	452,376
Ultimate Software Group, Inc. (a)	3,108	635,120
Zynga, Inc. (a)	83,540	197,990
		9,112,450
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	12,104	121,766
Lexmark International, Inc. Class A	6,665	216,546
NCR Corp. (a)	18,431	490,265
		828,577

TOTAL INFORMATION TECHNOLOGY		32,929,213

MATERIALS - 7.9%
Chemicals - 2.8%
Albemarle Corp. U.S.	12,199	652,890
Ashland, Inc.	7,348	806,223
Axalta Coating Systems	10,968	303,046
Cabot Corp.	6,901	248,022
Cytec Industries, Inc.	7,764	577,797
Huntsman Corp.	22,279	293,414
International Flavors & Fragrances, Inc.	8,795	1,020,748
NewMarket Corp.	925	364,210
Platform Specialty Products Corp. (a)	14,296	149,250
RPM International, Inc.	14,486	662,155
The Scotts Miracle-Gro Co. Class A	4,904	324,449
Valspar Corp.	8,835	715,193
W.R. Grace & Co. (a)	7,912	793,574
		6,910,971
Construction Materials - 0.6%
Eagle Materials, Inc.	5,462	360,656
Martin Marietta Materials, Inc.	7,338	1,138,491
		1,499,147
Containers & Packaging - 3.5%
Aptargroup, Inc.	6,807	500,723
Avery Dennison Corp.	9,898	643,073
Ball Corp.	14,990	1,026,815
Bemis Co., Inc.	10,596	485,085
Crown Holdings, Inc. (a)	15,140	803,026
Graphic Packaging Holding Co.	35,766	506,447
Owens-Illinois, Inc. (a)	17,534	377,858
Packaging Corp. of America	10,646	728,719
Sealed Air Corp.	22,853	1,122,539
Silgan Holdings, Inc.	4,416	224,642
Sonoco Products Co.	10,972	468,395
WestRock Co.	28,410	1,527,316
		8,414,638
Metals & Mining - 0.9%
Allegheny Technologies, Inc.	11,824	173,813
Compass Minerals International, Inc.	3,661	297,420
Reliance Steel & Aluminum Co.	8,078	484,357
Royal Gold, Inc.	7,047	337,128
Steel Dynamics, Inc.	26,293	485,632
Tahoe Resources, Inc.	17,359	144,968
United States Steel Corp.	15,770	184,194
		2,107,512
Paper & Forest Products - 0.1%
Domtar Corp.	6,927	285,669

TOTAL MATERIALS		19,217,937

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp.	127,040	652,986
Zayo Group Holdings, Inc.	15,610	414,133
		1,067,119
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	10,222	292,758
U.S. Cellular Corp. (a)	1,412	57,525
		350,283

TOTAL TELECOMMUNICATION SERVICES		1,417,402

UTILITIES - 5.4%
Electric Utilities - 1.7%
Great Plains Energy, Inc.	16,777	461,368
Hawaiian Electric Industries, Inc.	11,680	341,757
ITC Holdings Corp.	16,877	552,215
OGE Energy Corp.	21,701	618,696
Pepco Holdings, Inc.	27,519	732,831
Pinnacle West Capital Corp.	12,043	764,851
Westar Energy, Inc.	15,360	609,792
		4,081,510
Gas Utilities - 1.3%
AGL Resources, Inc.	13,041	815,063
Atmos Energy Corp.	10,985	692,055
National Fuel Gas Co.	9,180	482,225
Questar Corp.	19,107	394,560
UGI Corp.	18,757	687,819
		3,071,722
Independent Power and Renewable Electricity Producers - 0.0%
Terraform Power, Inc.	6,264	114,318
Multi-Utilities - 1.7%
Alliant Energy Corp.	12,285	725,061
CMS Energy Corp.	30,098	1,085,635
MDU Resources Group, Inc.	21,179	399,436
SCANA Corp.	15,541	920,338
TECO Energy, Inc.	25,567	690,309
Vectren Corp.	8,985	408,548
		4,229,327
Water Utilities - 0.7%
American Water Works Co., Inc.	19,569	1,122,478
Aqua America, Inc.	19,254	550,664
		1,673,142

TOTAL UTILITIES		13,170,019

TOTAL COMMON STOCKS
(Cost $239,154,791)		242,567,253
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.31% 3/3/16 to 6/23/16 (b)
(Cost $249,554)	250,000	249,608
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $239,404,345)		242,816,861
NET OTHER ASSETS (LIABILITIES) - 0.1%		245,997
NET ASSETS - 100%		$243,062,858

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
3 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2015	432,420	$24,042

The face value of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $137,818.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,928
Total	$2,928

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$36,415,969	$36,415,969	$--	$--
Consumer Staples	6,805,081	6,805,081	--	--
Energy	9,225,592	9,225,592	--	--
Financials	60,285,682	60,285,682	--	--
Health Care	23,114,635	23,114,635	--	--
Industrials	39,985,723	39,985,723	--	--
Information Technology	32,929,213	32,929,213	--	--
Materials	19,217,937	19,217,937	--	--
Telecommunication Services	1,417,402	1,417,402	--	--
Utilities	13,170,019	13,170,019	--	--
U.S. Government and Government Agency Obligations	249,608	--	249,608	--
Total Investments in Securities:	$242,816,861	$242,567,253	$249,608	$--
Derivative Instruments:
Assets
Futures Contracts	$24,042	$24,042	$--	$--
Total Assets	$24,042	$24,042	$--	$--
Total Derivative Instruments:	$24,042	$24,042	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $239,744,880. Net unrealized appreciation aggregated $3,071,981, of which $12,412,184 related to appreciated investment securities and $9,340,203 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Quality Index Fund

October 31, 2015

1.9867676.100
SV4-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 0.7%
Delphi Automotive PLC	1,725	$143,503
The Goodyear Tire & Rubber Co.	1,228	40,328
		183,831
Distributors - 0.3%
Genuine Parts Co.	719	65,256
Diversified Consumer Services - 0.2%
H&R Block, Inc.	1,558	58,051
Hotels, Restaurants & Leisure - 5.1%
Chipotle Mexican Grill, Inc. (a)	155	99,236
McDonald's Corp.	4,711	528,810
Starbucks Corp.	8,824	552,118
Yum! Brands, Inc.	2,215	157,066
		1,337,230
Internet & Catalog Retail - 1.6%
Priceline Group, Inc. (a)	251	365,014
TripAdvisor, Inc. (a)	523	43,817
		408,831
Leisure Products - 0.2%
Polaris Industries, Inc.	443	49,767
Media - 0.4%
Omnicom Group, Inc.	1,109	83,086
Scripps Networks Interactive, Inc. Class A	319	19,166
		102,252
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	817	53,505
Nordstrom, Inc.	618	40,300
		93,805
Specialty Retail - 7.2%
Advance Auto Parts, Inc.	317	62,902
Bed Bath & Beyond, Inc. (a)	843	50,268
Dick's Sporting Goods, Inc.	437	19,468
Foot Locker, Inc.	659	44,647
GameStop Corp. Class A	488	22,482
Gap, Inc.	1,467	39,932
Home Depot, Inc.	7,199	890,084
O'Reilly Automotive, Inc. (a)	561	154,982
Ross Stores, Inc.	2,580	130,496
TJX Companies, Inc.	4,665	341,431
Tractor Supply Co.	745	68,831
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	292	50,796
Urban Outfitters, Inc. (a)	467	13,356
		1,889,675
Textiles, Apparel & Luxury Goods - 3.0%
Coach, Inc.	1,348	42,058
lululemon athletica, Inc. (a)	543	26,699
Michael Kors Holdings Ltd. (a)	1,213	46,870
NIKE, Inc. Class B	3,493	457,688
Ralph Lauren Corp.	273	30,240
Under Armour, Inc. Class A (sub. vtg.) (a)	773	73,497
VF Corp.	1,713	115,662
		792,714

TOTAL CONSUMER DISCRETIONARY		4,981,412

CONSUMER STAPLES - 6.9%
Beverages - 3.6%
Brown-Forman Corp. Class B (non-vtg.)	630	66,893
Dr. Pepper Snapple Group, Inc.	866	77,394
Monster Beverage Corp. (a)	810	110,419
PepsiCo, Inc.	6,763	691,111
		945,817
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	2,034	321,616
Food Products - 1.2%
Campbell Soup Co.	884	44,898
Hormel Foods Corp.	658	44,448
Keurig Green Mountain, Inc.	493	25,020
McCormick & Co., Inc. (non-vtg.)	522	43,838
Mead Johnson Nutrition Co. Class A	965	79,130
The Hershey Co.	882	78,225
		315,559
Household Products - 0.2%
Church & Dwight Co., Inc.	564	48,555
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	1,196	96,230
Tobacco - 0.3%
Reynolds American, Inc.	1,818	87,846

TOTAL CONSUMER STAPLES		1,815,623

ENERGY - 5.0%
Energy Equipment & Services - 0.3%
FMC Technologies, Inc. (a)	1,121	37,923
Helmerich & Payne, Inc.	467	26,278
Oceaneering International, Inc.	468	19,665
		83,866
Oil, Gas & Consumable Fuels - 4.7%
Exxon Mobil Corp.	14,823	1,226,455

TOTAL ENERGY		1,310,321

FINANCIALS - 1.9%
Capital Markets - 0.9%
Eaton Vance Corp. (non-vtg.)	643	23,219
Franklin Resources, Inc.	1,862	75,895
SEI Investments Co.	724	37,518
T. Rowe Price Group, Inc.	1,317	99,592
		236,224
Insurance - 0.3%
Progressive Corp.	2,478	82,096
Real Estate Investment Trusts - 0.6%
Public Storage	677	155,344
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	201	33,509

TOTAL FINANCIALS		507,173

HEALTH CARE - 14.5%
Biotechnology - 7.2%
Alexion Pharmaceuticals, Inc. (a)	1,011	177,936
Biogen, Inc. (a)	1,228	356,746
Celgene Corp. (a)	3,640	446,664
Gilead Sciences, Inc.	8,131	879,205
United Therapeutics Corp. (a)	221	32,405
		1,892,956
Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp. (a)	479	75,275
ResMed, Inc.	688	39,636
Varian Medical Systems, Inc. (a)	488	38,323
		153,234
Health Care Providers & Services - 0.2%
Henry Schein, Inc. (a)	364	55,222
Life Sciences Tools & Services - 0.4%
Mettler-Toledo International, Inc. (a)	174	54,112
Waters Corp. (a)	356	45,497
		99,609
Pharmaceuticals - 6.1%
Eli Lilly & Co.	4,246	346,346
Johnson & Johnson	12,410	1,253,782
		1,600,128

TOTAL HEALTH CARE		3,801,149

INDUSTRIALS - 13.3%
Aerospace & Defense - 7.1%
General Dynamics Corp.	1,258	186,914
Honeywell International, Inc.	3,340	344,955
Lockheed Martin Corp.	1,499	329,525
Northrop Grumman Corp.	845	158,649
Raytheon Co.	1,374	161,308
Rockwell Collins, Inc.	639	55,414
The Boeing Co.	4,106	607,975
		1,844,740
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	773	53,631
Expeditors International of Washington, Inc.	913	45,458
		99,089
Electrical Equipment - 0.9%
Emerson Electric Co.	3,194	150,853
Rockwell Automation, Inc.	695	75,866
		226,719
Industrial Conglomerates - 2.1%
3M Co.	3,581	562,969
Machinery - 0.7%
Cummins, Inc.	775	80,220
Flowserve Corp.	641	29,717
WABCO Holdings, Inc. (a)	257	28,843
Wabtec Corp.	432	35,800
		174,580
Professional Services - 0.1%
Robert Half International, Inc.	725	38,179
Road & Rail - 1.5%
J.B. Hunt Transport Services, Inc.	455	34,748
Union Pacific Corp.	4,089	365,352
		400,100
Trading Companies & Distributors - 0.5%
Fastenal Co.	1,488	58,270
W.W. Grainger, Inc.	300	63,000
		121,270

TOTAL INDUSTRIALS		3,467,646

INFORMATION TECHNOLOGY - 36.2%
Communications Equipment - 2.1%
F5 Networks, Inc. (a)	360	39,672
Harris Corp.	571	45,183
QUALCOMM, Inc.	7,923	470,785
		555,640
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	1,832	118,054
Internet Software & Services - 6.6%
Alphabet, Inc.:
Class A (a)	1,153	850,211
Class C	1,238	879,983
		1,730,194
IT Services - 9.0%
Accenture PLC Class A	4,549	487,653
Automatic Data Processing, Inc.	2,359	205,209
Gartner, Inc. Class A (a)	400	36,268
MasterCard, Inc. Class A	7,148	707,581
Paychex, Inc.	1,959	101,045
Teradata Corp. (a)	678	19,059
Visa, Inc. Class A	10,091	782,860
		2,339,675
Semiconductors & Semiconductor Equipment - 4.6%
Intel Corp.	21,635	732,561
KLA-Tencor Corp.	975	65,442
Linear Technology Corp.	1,365	60,633
Skyworks Solutions, Inc.	900	69,516
Texas Instruments, Inc.	4,958	281,218
		1,209,370
Software - 8.9%
CDK Global, Inc.	860	42,819
Electronic Arts, Inc. (a)	1,504	108,393
Intuit, Inc.	1,493	145,463
Microsoft Corp.	26,808	1,411,174
Oracle Corp.	15,719	610,526
		2,318,375
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	9,836	1,175,402

TOTAL INFORMATION TECHNOLOGY		9,446,710

MATERIALS - 2.6%
Chemicals - 2.6%
International Flavors & Fragrances, Inc.	379	43,987
LyondellBasell Industries NV Class A	2,432	225,957
Monsanto Co.	2,225	207,415
Sherwin-Williams Co.	433	115,537
Sigma Aldrich Corp.	527	73,632
Westlake Chemical Corp.	219	13,199
		679,727
TOTAL COMMON STOCKS
(Cost $24,889,423)		26,009,761

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.18% (b)
(Cost $160,072)	160,072	160,072
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $25,049,495)		26,169,833
NET OTHER ASSETS (LIABILITIES) - (0.1)%(c)		(35,997)
NET ASSETS - 100%		$26,133,836

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	103,685	$3,358

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $5,060 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$200
Total	$200

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $25,049,495. Net unrealized appreciation aggregated $1,120,338, of which $1,275,135 related to appreciated investment securities and $154,797 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Spartan® Real Estate Index Fund

October 31, 2015

1.929348.104
URX-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Real Estate Investment Trusts - 98.8%
REITs - Apartments - 17.7%
American Campus Communities, Inc.	104,989	$4,259,404
American Homes 4 Rent Class A	145,847	2,406,476
Apartment Investment & Management Co. Class A	146,082	5,724,954
AvalonBay Communities, Inc.	124,228	21,718,781
Camden Property Trust (SBI)	81,185	5,990,641
Education Realty Trust, Inc.	45,210	1,623,491
Equity Residential (SBI)	340,320	26,313,542
Essex Property Trust, Inc.	61,453	13,546,699
Mid-America Apartment Communities, Inc.	70,456	6,002,147
Post Properties, Inc.	51,037	3,048,950
Silver Bay Realty Trust Corp.	33,717	546,215
UDR, Inc.	244,905	8,439,426
		99,620,726
REITs - Diversified - 8.0%
Cousins Properties, Inc.	192,416	1,931,857
Digital Realty Trust, Inc.	126,936	9,388,187
Duke Realty LP	322,719	6,680,283
DuPont Fabros Technology, Inc.	61,118	1,961,277
Liberty Property Trust (SBI)	140,081	4,765,556
NexPoint Residential Trust, Inc.	20,008	263,705
PS Business Parks, Inc.	18,152	1,557,260
Vornado Realty Trust	165,623	16,653,393
Washington REIT (SBI)	63,713	1,720,888
		44,922,406
REITs - Health Care - 11.5%
Care Capital Properties, Inc.	77,322	2,547,752
HCP, Inc.	432,396	16,085,131
Healthcare Realty Trust, Inc. (a)	93,865	2,474,281
LTC Properties, Inc.	33,249	1,424,720
Senior Housing Properties Trust (SBI)	221,905	3,370,737
Universal Health Realty Income Trust (SBI)	11,449	568,901
Ventas, Inc.	310,801	16,696,230
Welltower, Inc. (a)	328,919	21,336,976
		64,504,728
REITs - Hotels - 6.7%
Ashford Hospitality Prime, Inc.	23,633	347,405
Ashford Hospitality Trust, Inc.	80,302	552,478
DiamondRock Hospitality Co.	187,634	2,191,565
FelCor Lodging Trust, Inc.	123,259	992,235
Hersha Hospitality Trust	44,676	1,072,671
Hospitality Properties Trust (SBI)	141,598	3,800,490
Host Hotels & Resorts, Inc.	702,101	12,167,410
LaSalle Hotel Properties (SBI)	105,732	3,109,578
Pebblebrook Hotel Trust	67,165	2,295,700
RLJ Lodging Trust	122,234	3,066,851
Strategic Hotel & Resorts, Inc. (b)	257,515	3,630,962
Sunstone Hotel Investors, Inc.	195,065	2,820,640
Xenia Hotels & Resorts, Inc.	104,383	1,810,001
		37,857,986
REITs - Manufactured Homes - 1.4%
Equity Lifestyle Properties, Inc.	74,842	4,526,444
Sun Communities, Inc.	50,273	3,369,296
		7,895,740
REITs - Office Property - 13.0%
Alexandria Real Estate Equities, Inc.	67,589	6,065,437
BioMed Realty Trust, Inc.	188,869	4,421,423
Boston Properties, Inc.	143,551	18,065,893
Brandywine Realty Trust (SBI)	168,129	2,269,742
Columbia Property Trust, Inc.	116,915	2,904,169
Corporate Office Properties Trust (SBI)	88,360	2,032,280
Douglas Emmett, Inc.	129,907	3,968,659
Equity Commonwealth (b)	121,267	3,481,576
First Potomac Realty Trust	54,923	647,542
Franklin Street Properties Corp.	83,347	868,476
Highwoods Properties, Inc. (SBI)	87,976	3,822,557
Kilroy Realty Corp.	86,189	5,674,684
Mack-Cali Realty Corp.	83,276	1,812,086
New York (REIT), Inc.	151,860	1,731,204
Parkway Properties, Inc.	76,122	1,273,521
Piedmont Office Realty Trust, Inc. Class A	141,439	2,741,088
SL Green Realty Corp.	93,113	11,045,064
		72,825,401
REITs - Regional Malls - 17.2%
CBL & Associates Properties, Inc.	141,837	2,067,983
General Growth Properties, Inc.	546,384	15,817,817
Pennsylvania Real Estate Investment Trust (SBI)	64,654	1,453,422
Rouse Properties, Inc.	35,243	619,924
Simon Property Group, Inc.	289,216	58,265,452
Tanger Factory Outlet Centers, Inc.	89,587	3,131,066
Taubman Centers, Inc.	56,886	4,379,084
The Macerich Co.	125,790	10,659,445
		96,394,193
REITs - Shopping Centers - 9.5%
Acadia Realty Trust (SBI)	64,337	2,116,044
Brixmor Property Group, Inc.	159,035	4,074,477
Cedar Shopping Centers, Inc.	69,923	488,762
DDR Corp.	284,330	4,776,744
Equity One, Inc.	68,992	1,833,807
Federal Realty Investment Trust (SBI)	64,615	9,271,606
Inland Real Estate Corp.	84,574	748,480
Kimco Realty Corp.	386,172	10,337,824
Kite Realty Group Trust	77,891	2,057,101
Ramco-Gershenson Properties Trust (SBI)	73,982	1,242,898
Regency Centers Corp.	88,012	5,981,296
Retail Opportunity Investments Corp.	92,319	1,673,743
Saul Centers, Inc.	10,701	600,005
Urban Edge Properties	86,309	2,048,976
Weingarten Realty Investors (SBI)	106,581	3,811,337
WP Glimcher, Inc.	173,209	2,012,689
		53,075,789
REITs - Storage - 8.7%
CubeSmart	155,489	4,325,704
Extra Space Storage, Inc.	114,830	9,099,129
National Storage Affiliates Trust	21,515	323,586
Public Storage	137,427	31,533,999
Sovran Self Storage, Inc.	33,496	3,345,246
		48,627,664
REITs - Warehouse/Industrial - 5.1%
DCT Industrial Trust, Inc.	82,561	3,064,664
EastGroup Properties, Inc.	29,961	1,682,610
First Industrial Realty Trust, Inc.	103,501	2,243,902
Prologis, Inc.	489,920	20,934,282
Rexford Industrial Realty, Inc.	51,740	783,861
		28,709,319

TOTAL REAL ESTATE INVESTMENT TRUSTS		554,433,952

Real Estate Management & Development - 0.8%
Real Estate Operating Companies - 0.8%
Forest City Enterprises, Inc. Class A (b)	194,404	4,296,328
TOTAL COMMON STOCKS
(Cost $501,485,365)		558,730,280
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.2% 2/4/16 to 3/31/16 (c)
(Cost $399,740)	400,000	399,793
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.18% (d)	4,196,129	$4,196,129
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	1,749,750	1,749,750
TOTAL MONEY MARKET FUNDS
(Cost $5,945,879)		5,945,879
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $507,830,984)		565,075,952
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,969,721)
NET ASSETS - 100%		$561,106,231

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	2,384,755	$157,034

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $257,899.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,132
Fidelity Securities Lending Cash Central Fund	12,802
Total	$13,934

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$558,730,280	$558,730,280	$--	$--
U.S. Treasury Obligations	399,793	--	399,793	--
Money Market Funds	5,945,879	5,945,879	--	--
Total Investments in Securities:	$565,075,952	$564,676,159	$399,793	$--
Derivative Instruments:
Assets
Futures Contracts	$157,034	$157,034	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $510,287,078. Net unrealized appreciation aggregated $54,788,874 of which $74,475,008 related to appreciated investment securities and $19,686,134 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2015